Net loss per ordinary share - Schedule of Potentially Dilutive Securities (Details) - shares	3 Months Ended	9 Months Ended
	Mar. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of earnings per share		7,207,203	4,560,901
Stock options to purchase ordinary shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of earnings per share	4,958,513	4,958,513	4,560,901
Restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of earnings per share		64,660	0
Conversion of convertible note
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of earnings per share		2,184,030	0